(Loss) Earnings Per Share - Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended
	May 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Aug. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net loss		$ (17,484)	$ (22,380)	$ (64,050)	$ (56,144)
Weighted average number of common shares – basic (in shares)		268,558,556	179,224,094	268,470,804	178,853,698
Dilutive effect of stock-based awards (in shares)		0	0	0	0
Weighted average number of common shares – diluted (in shares)		268,558,556	179,224,094	268,470,804	178,853,698
Loss per common share:
– Basic (usd per share)		$ (0.07)	$ (0.12)	$ (0.24)	$ (0.31)
– Diluted (usd per share)		$ (0.07)	$ (0.12)	$ (0.24)	$ (0.31)
Teekay Tanker Operations Limited | Entities Under Common Control
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net loss					$ 1,300
Loss per common share:
Percentage of voting interests acquired	50.00%					50.00%
Teekay Tanker Operations Limited | Teekay Corporation | Entities Under Common Control | Class B
Loss per common share:
Number of shares issued (in shares)	13,800,000